ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Generation Concessions and Authorizations (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021 BRL (R$) item MW	Dec. 31, 2020
Public service electric power concessions [line items]
Total installed capacity (in watts)		9,208.5
Useful life		40 years
Period to Keep Terms of Resolution After Publication		365 days
Payment Related to Amounts Retained in CCEE | R$		R$ 1,419,935
Furnas
Public service electric power concessions [line items]
Direct ownership (as a percent)		99.56%	99.56%
HPP Mascarenhas de Moraes
Public service electric power concessions [line items]
Extension period of concession term		90 days
Casa Nova I
Public service electric power concessions [line items]
Total installed capacity (in watts)		27
Remaining installed capacity (in watts)		153
Number of wind farms | item		7
Angra I
Public service electric power concessions [line items]
Useful life	40 years
Requested extended useful life	60 years
UTE Senador Arnon Afonso Farias de Mello
Public service electric power concessions [line items]
Authorization Term		35 years
TPP MAUA III
Public service electric power concessions [line items]
Total installed capacity (in watts)		591
TPP Santa Cruz
Public service electric power concessions [line items]
Total installed capacity (in watts)		350
TPP Candiota III
Public service electric power concessions [line items]
Total installed capacity (in watts)		350
TPP APARECIDA
Public service electric power concessions [line items]
Total installed capacity (in watts)		166
TPP Senador Arnon Afonso Farias de Mello
Public service electric power concessions [line items]
Total installed capacity (in watts)		86
TPP Campos
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
TPP Araguaia
Public service electric power concessions [line items]
Total installed capacity (in watts)		23
TPP ANOR
Public service electric power concessions [line items]
Total installed capacity (in watts)		5
TPP CODAJAS
Public service electric power concessions [line items]
Total installed capacity (in watts)		5
TPP CAAPIRANGA
Public service electric power concessions [line items]
Total installed capacity (in watts)		2
TPP Anama
Public service electric power concessions [line items]
Total installed capacity (in watts)		2
TPP Angra 3
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,405
TPP Angra 2
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,350
TPP Angra 1
Public service electric power concessions [line items]
Total installed capacity (in watts)		640
Concessions and Authorizations | UHE Belo Monte
Public service electric power concessions [line items]
Total installed capacity (in watts)		11,233
Concessions and Authorizations | UHE Tucurui
Public service electric power concessions [line items]
Total installed capacity (in watts)		8,535
Concessions and Authorizations | UHE Jirau
Public service electric power concessions [line items]
Total installed capacity (in watts)		3,750
Concessions and Authorizations | UHE Santo Antonio
Public service electric power concessions [line items]
Total installed capacity (in watts)		3,568
Concessions and Authorizations | UHE Xingo
Public service electric power concessions [line items]
Total installed capacity (in watts)		3,162
Concessions and Authorizations | UHE Paulo Afonso IV
Public service electric power concessions [line items]
Total installed capacity (in watts)		2,462
Concessions and Authorizations | UHE Itumbiara
Public service electric power concessions [line items]
Total installed capacity (in watts)		2,082
Concessions and Authorizations | UHE Teles Pires One [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,819
Concessions and Authorizations | UHE Luiz Gonzaga (Itaparica)
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,480
Concessions and Authorizations | UHE Marimbondo
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,440
Concessions and Authorizations | UHE Serra da Mesa
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,275
Concessions and Authorizations | UHE Furnas
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,216
Concessions and Authorizations | UHE Luis Carlos Barreto De Carvalho
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,050
Concessions and Authorizations | UHE Lus Eduar Do Magalhaes
Public service electric power concessions [line items]
Total installed capacity (in watts)		903
Concessions and Authorizations | UHE Foz do Chapeco
Public service electric power concessions [line items]
Total installed capacity (in watts)		855
Concessions and Authorizations | UHE Trs Irmos
Public service electric power concessions [line items]
Total installed capacity (in watts)		808
Concessions and Authorizations | UHE Paulo Afonso III
Public service electric power concessions [line items]
Total installed capacity (in watts)		794
Concessions and Authorizations | UHE So Manoel
Public service electric power concessions [line items]
Total installed capacity (in watts)		736
Concessions and Authorizations | UHE Peixe Angical
Public service electric power concessions [line items]
Total installed capacity (in watts)		499
Concessions and Authorizations | UHE Mascarenhas de Moraes
Public service electric power concessions [line items]
Total installed capacity (in watts)		476
Concessions and Authorizations | UHE Paulo Afonso II
Public service electric power concessions [line items]
Total installed capacity (in watts)		443
Concessions and Authorizations | UHE Sinop
Public service electric power concessions [line items]
Total installed capacity (in watts)		402
Concessions and Authorizations | UHE Apolnio Sales
Public service electric power concessions [line items]
Total installed capacity (in watts)		400
Concessions and Authorizations | UHE Corumb I
Public service electric power concessions [line items]
Total installed capacity (in watts)		375
Concessions and Authorizations | UHE Porto Colombia
Public service electric power concessions [line items]
Total installed capacity (in watts)		320
Concessions and Authorizations | UHE Simplcio
Public service electric power concessions [line items]
Total installed capacity (in watts)		306
Concessions and Authorizations | UHE Dardanelos
Public service electric power concessions [line items]
Total installed capacity (in watts)		261
Concessions and Authorizations | UHE Balbina
Public service electric power concessions [line items]
Total installed capacity (in watts)		250
Concessions and Authorizations | UHE Boa Esperana (Castelo Branco)
Public service electric power concessions [line items]
Total installed capacity (in watts)		237
Concessions and Authorizations | UHE Samuel
Public service electric power concessions [line items]
Total installed capacity (in watts)		217
Concessions and Authorizations | UHE Funil
Public service electric power concessions [line items]
Total installed capacity (in watts)		216
Concessions and Authorizations | UHE Serra do Faco [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)		213
Concessions and Authorizations | UHE Manso
Public service electric power concessions [line items]
Total installed capacity (in watts)		210
Concessions and Authorizations | UHE Paulo Afonso I
Public service electric power concessions [line items]
Total installed capacity (in watts)		180
Concessions and Authorizations | UHE Governador Jayme Canet Junior [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)		178
Concessions and Authorizations | UHE Retiro Baixo [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)		82
Concessions and Authorizations | UHE Coaracy Nunes
Public service electric power concessions [line items]
Total installed capacity (in watts)		78
Concessions and Authorizations | UHE Batalha
Public service electric power concessions [line items]
Total installed capacity (in watts)		53
Concessions and Authorizations | UHE So Domingos
Public service electric power concessions [line items]
Total installed capacity (in watts)		48
Concessions and Authorizations | UHE Curu-Uma
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | UHE Funil
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | UHE Anta
Public service electric power concessions [line items]
Total installed capacity (in watts)		28
Concessions and Authorizations | UHE Pedra
Public service electric power concessions [line items]
Total installed capacity (in watts)		20
Concessions and Authorizations | UHE Curemas
Public service electric power concessions [line items]
Total installed capacity (in watts)		4
Concessions and Authorizations | HPP Sobradinho
Public service electric power concessions [line items]
Total installed capacity (in watts)		1,050
Concessions and Authorizations | Baguari
Public service electric power concessions [line items]
Total installed capacity (in watts)		140
Concessions and Authorizations | HPP Passo Sao Joao
Public service electric power concessions [line items]
Total installed capacity (in watts)		77
Concessions and Authorizations | Casa Nova I
Public service electric power concessions [line items]
Total installed capacity (in watts)		180
Concessions and Authorizations | EOL Casa Nova II
Public service electric power concessions [line items]
Total installed capacity (in watts)		33
Concessions and Authorizations | EOL Cerro Chato I
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | EOL Cerro Chato II
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | EOL Cerro Chato III
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | EOL Casa Nova III
Public service electric power concessions [line items]
Total installed capacity (in watts)		28
Concessions and Authorizations | EOL Jandaia
Public service electric power concessions [line items]
Total installed capacity (in watts)		27
Concessions and Authorizations | EOL Caiara I
Public service electric power concessions [line items]
Total installed capacity (in watts)		27
Concessions and Authorizations | EOL Ibirapuit
Public service electric power concessions [line items]
Total installed capacity (in watts)		25
Concessions and Authorizations | EOL Jandaia I
Public service electric power concessions [line items]
Total installed capacity (in watts)		24
Concessions and Authorizations | EOL Cerro Chato VI
Public service electric power concessions [line items]
Total installed capacity (in watts)		24
Concessions and Authorizations | EOL Junco I
Public service electric power concessions [line items]
Total installed capacity (in watts)		24
Concessions and Authorizations | EOL Junco II
Public service electric power concessions [line items]
Total installed capacity (in watts)		24
Concessions and Authorizations | EOL So Clemente
Public service electric power concessions [line items]
Total installed capacity (in watts)		21
Concessions and Authorizations | EOL So Janurio
Public service electric power concessions [line items]
Total installed capacity (in watts)		21
Concessions and Authorizations | EOL Caiara II
Public service electric power concessions [line items]
Total installed capacity (in watts)		18
Concessions and Authorizations | EOL Coqueirinho 2
Public service electric power concessions [line items]
Total installed capacity (in watts)		16
Concessions and Authorizations | EOL Tamandu Mirim 2
Public service electric power concessions [line items]
Total installed capacity (in watts)		16
Concessions and Authorizations | EOL Cerro Chato V
Public service electric power concessions [line items]
Total installed capacity (in watts)		12
Concessions and Authorizations | EOL Angical 2
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | EOL Caitit 2
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | EOL Carcar
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | EOL Corruption 3
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | EOL Caitit 3
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | EOL Cerro Chato IV
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | EOL Tei 2
Public service electric power concessions [line items]
Total installed capacity (in watts)		8
Concessions and Authorizations | EOL Cerro dos Trindade
Public service electric power concessions [line items]
Total installed capacity (in watts)		8
Concessions and Authorizations | EOL Acau
Public service electric power concessions [line items]
Total installed capacity (in watts)		6
Concessions and Authorizations | EOL Arapap
Public service electric power concessions [line items]
Total installed capacity (in watts)		4
Concessions and Authorizations | EOL Nossa
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | SHP Barra Do Rio Chapeu
Public service electric power concessions [line items]
Total installed capacity (in watts)		15
Concessions and Authorizations | Parque Elico Coxilha Seca
Public service electric power concessions [line items]
Total installed capacity (in watts)		30
Concessions and Authorizations | Parque Elico Capo do Ingls
Public service electric power concessions [line items]
Total installed capacity (in watts)		10
Concessions and Authorizations | Parque Elico Galpes
Public service electric power concessions [line items]
Total installed capacity (in watts)		8
Brasil Ventos | Furnas
Public service electric power concessions [line items]
Direct ownership (as a percent)		100.00%